PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	March 31,
	2015	2016
	RMB	RMB
Income tax receivable	7,876,523	—
Deferred income tax assets (note 11)	9,490,107	3,663,864
Advances to employees	1,432,927	982,530
Other current assets	5,705,692	7,285,850

Total prepaid expenses and other current assets	24,505,249	11,932,244